Summary of Significant Accounting Policies - Schedule of basic and diluted net income (loss) per common share (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Denominator
Weighted-average shares outstanding, basic (in shares)	7,500,000	8,625,000	8,381,868
Weighted-average shares outstanding, diluted (in shares)	7,500,000	8,625,000	8,381,868
Basic net income (loss) per share (in dollar per share)	$ 0.00	$ 0.00	$ 0.20
Diluted net income (loss) per share (in dollar per share)	$ 0.00	$ 0.00	$ 0.20
Class A Common Stock
Numerator:
Allocation of net income (loss)		$ (32,417)	$ 5,699,378
Denominator
Weighted-average shares outstanding, basic (in shares)		34,500,000	27,549,451
Weighted-average shares outstanding, diluted (in shares)		34,500,000	27,549,451
Basic net income (loss) per share (in dollar per share)		$ 0.00	$ 0.20
Diluted net income (loss) per share (in dollar per share)		$ 0.00	$ 0.20
Class B Common Stock
Numerator:
Allocation of net income (loss)		$ (8,104)	$ 1,424,844
Denominator
Weighted-average shares outstanding, basic (in shares)		8,625,000	8,381,868
Weighted-average shares outstanding, diluted (in shares)		8,625,000	8,381,868
Basic net income (loss) per share (in dollar per share)		$ 0.00	$ 0.20
Diluted net income (loss) per share (in dollar per share)		$ 0.00	$ 0.20